Movements of Other Comprehensive Income, Net of Tax Benefit (Expense) (Parenthetical) (Detail) (Parent Company, KRW) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Parent Company
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cumulative adjustment for accounting change, tax		2,469	0
Foreign currency translation adjustment, tax	(2,040)	44,997	(52,607)
Unrealized net gains on available-for-sale securities, tax	(128,754)	(63,486)	79,924
Changes in the Group's ownership interest in subsidiary, tax		(56)	0
Net gains (losses) on cash flow hedges, tax effect	2,246
Reclassifications from other comprehensive income to net income, tax	71,327	49,540	33,781